CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 4,943	€ 3,916	€ 9,003	€ 7,800
Cost of sales	(3,531)	(2,901)	(6,552)	(5,630)
Gross profit	1,412	1,015	2,451	2,170
Selling expenses	(1,466)	(1,305)	(2,914)	(2,841)
Administrative expenses	(1,986)	(1,841)	(3,469)	(3,217)
Research and development expenses	(1,670)	(1,620)	(3,274)	(3,255)
Other operating expenses	(284)	(709)	(385)	(1,368)
Other operating income	112	503	1,026	1,035
Operating loss	(3,882)	(3,957)	(6,565)	(7,476)
Finance costs	(596)	(1,316)	(4,427)	(822)
Finance income	1,974	144	107	631
Financial result	1,378	(1,172)	(4,320)	(191)
Loss before income taxes	(2,504)	(5,129)	(10,885)	(7,667)
Income tax income (expense)		6	52	(57)
Net loss	(2,504)	(5,123)	(10,833)	(7,724)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	51	395	(120)	812
Total comprehensive loss	(2,453)	(4,728)	(10,953)	(6,912)
Loss attributable to:
Owners of the Company	(2,421)	(5,126)	(10,724)	(7,682)
Non-controlling interests	(83)	3	(109)	(42)
Net loss	(2,504)	(5,123)	(10,833)	(7,724)
Total comprehensive loss attributable to:
Owners of the Company	(2,370)	(4,731)	(10,844)	(6,870)
Non-controlling interests	(83)	3	(109)	(42)
Total comprehensive loss	€ (2,453)	€ (4,728)	€ (10,953)	€ (6,912)
Weighted average number of ordinary shares outstanding	5,900,584	4,836,000	5,703,078	4,836,000
Loss per share - basic (in EUR per share)	€ (0.41)	€ (1.06)	€ (1.88)	€ (1.59)
Loss per share - diluted (in EUR per share)	€ (0.41)	€ (1.06)	€ (1.88)	€ (1.59)